Cover Page	3 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	Consonance-HFW Acquisition Corp.
Amendment Description	AMENDMENT NO. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824893
Amendment Flag	true
Entity Address, State or Province	NJ